Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings and loss per share are based on the weighted average number of shares of common stock outstanding assuming the 32,304 for one stock split occurred as of January 1, 2014 and the issuance of 11,765,000 new shares on February 10, 2014 in connection with the Initial Public Offering. Diluted earnings and loss per share are based on the weighted average number of shares outstanding plus the dilutive effect, if any, of outstanding restricted stock and stock options.

Earnings (Loss) Per Share
(in thousands, except per share data)	Nine Months Ended September 30, 2014	July 26 - September 30, 2013
Net income (loss)	$5,530	$(4,640)
Average number of common shares	42,561	32,304
Dilutive restricted stock and stock options	8	—

Average diluted common shares	42,569	32,304
Basic earnings (loss) per average common share	$0.13	$(0.14)
Diluted earnings (loss) per average common share	$0.13	$(0.14)

Earnings Per Share

Earnings per share for the Successor period are calculated after taking into account the 32,304 for one stock split that occurred on February 3, 2014. There were no dilutive securities outstanding, and therefore basic and diluted earnings per share are the same.

July 26, 2013 to December 31, 2013
Net income (in thousands)	$2,105
Weighted average number of common shares	32,304,000

Net income per share (basic and diluted)	$0.07

Cost of Goods Sold and Selling and Administrative Expenses

Cost of Goods Sold and Selling and Administrative Expenses

Cost of goods sold includes costs of production, inbound freight charges for raw materials, outbound freight to customers, purchasing and receiving costs, inspection costs, warehousing at plant facilities, and internal transfer costs. Costs associated with third-party warehouses are included in selling and administrative expenses. Selling and administrative costs also include expenses for sales, marketing, legal, accounting and finance services, human resources, customer support, treasury and other general corporate services.

Estimates

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses. Actual results may differ from these estimates.

Foreign Currency Translation

Foreign Currency Translation

The Company uses the U.S. dollar as its functional currency for operations in the United States and the Canadian dollar for our operations in Canada. The assets and liabilities of our Canadian operations are translated at the exchange rate prevailing at the balance sheet date. Related revenues and expense accounts for the Canadian operations are translated using the average exchange rate during the year. Cumulative foreign currency translation adjustment of $0.3 million, $5.6 million and $4.4 million at December 31, 2013 (Successor), December 31, 2012 and 2011 (Predecessor), respectively, comprise “Accumulated Other Comprehensive Loss” in the Balance Sheets and in the Consolidated (Successor) / Combined (Predecessor) Statements of Changes in Equity / Net Parent Investment.

Cash

Cash

Cash and cash equivalents include highly liquid investments with maturities of three months or less at the time of purchase. Prior to the Acquisition, treasury activities, including activities related to the Company, were centralized by Lafarge N.A. such that cash collections were automatically distributed to Lafarge N.A. and reflected as net parent investment. As a result of this automatic distribution to Lafarge N.A., the Company did not hold any cash at December 31, 2012.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily receivables. The Company performs ongoing credit evaluations of its customers’ financial condition and generally requires no collateral from its customers. The allowances for non-collection of receivables are based upon analysis of economic trends in the construction industry, detailed analysis of the expected collectability of accounts receivable that are past due and the expected collectability of overall receivables.

The Company’s significant customers, as measured by percentage of total revenues for the periods presented, were as follows:

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	December 31,
			2012	2011
Customer A	12%	15%	15%	12%

The Company’s significant customers, as measured by percentage of total accounts receivable, were as follows:

	Successor December 31, 2013	Predecessor December 31, 2012
Customer A	27%	10%
Customer B	*	13%

*	Customer did not represent over 10% for the period or as of the date presented.

Receivables

Receivables

Trade receivables are recorded at net realizable value, which includes allowances for cash discounts and doubtful accounts, and are reflected net of customer incentives. We review the collectability of trade receivables on an ongoing basis. We reserve for trade receivables determined to be uncollectible. This determination is based on the delinquency of the account, the financial condition of the customer and our collection experience.

Inventories

Inventories

Inventories are valued at the lower of cost or market. Virtually all of our inventories are valued under the average cost method. Inventories include materials, labor and applicable factory overhead costs. The value of inventory is adjusted for damaged, obsolete, excess and slow-moving inventory. Market value of inventory is estimated based on the impact of market trends, an evaluation of economic conditions and the value of current orders relating to the future sales of this type of inventory.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment, which include amounts recorded under capital lease arrangements, is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. These lives range from 20 to 25 years for buildings, 5 to 25 years for plant machinery, and 5 to 8 years for mobile equipment. For plant machinery, the large majority of the existing assets are being amortized over an estimated remaining life of approximately 15 years. Repair and maintenance costs are expensed as incurred. Substantially all of the Company’s depreciation expenses are recorded in “Cost of goods sold” in the Statements of Operations.

We capitalize interest during the active construction of major projects. Capitalized interest is added to the cost of the underlying assets and is depreciated over the useful lives of those assets. There was no interest capitalized during the years ended December 31, 2013, 2012 or 2011.

Impairment or Disposal of Long-Lived Assets

Impairment or Disposal of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets in accordance with the provisions of ASC 360 Property, Plant and Equipment (“ASC 360”). ASC 360 requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets is measured by comparing the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Such evaluations for impairment are significantly impacted by estimates of future prices for its products, capital needs, economic trends in the construction sector and other factors. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. Assets to be disposed of by sale are reflected at the lower of their carrying amount or fair value less cost to sell.

We assess impairment of our long-lived assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. At December 31, 2013, we grouped two wallboard plants and a warehouse facility as an asset group, as they were used together to generate cash flows. A third wallboard plant was not grouped with these locations as its cash flows were largely independent of the cash flows of other assets and liabilities. Our two joint compound plants were also grouped as an asset group, as they were used together to generate cash flows.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

The goodwill and intangibles reflected in the successor financial statements relates solely to the Lone Star acquisition of the Company. The goodwill and intangibles in the predecessor statements reflect specific transactions executed by Lafarge N.A. to acquire the Company’s business. Additional goodwill was allocated to the Company based on the Lafarge S.A. buyout of the Lafarge N A minority interest in 2006, with the amount allocated based on the relative fair value of the Gypsum business as compared to Lafarge N.A. as a whole at that time.

Goodwill represents the excess of costs over the fair value of identifiable assets of businesses acquired. The Company evaluates goodwill and intangible assets in accordance with ASC 350, Goodwill and Other Intangible Assets (“ASC 350”). ASC 350 requires goodwill to be either qualitatively or quantitatively assessed for impairment annually (or more frequently if impairment indicators arise) for each reporting unit. The Company performs its annual impairment testing of goodwill as of October 1st of each year.

Intangible assets that have indefinite useful lives are not amortized but are tested at least annually for impairment or whenever events or circumstances indicate an impairment may have occurred. As of December 31, 2012, trademarks totaling $0.3 million were deemed as having indefinite lives. Intangible assets that are deemed to have definite lives are amortized over their useful lives. The cost of internal-use software purchased or developed internally, which was primarily allocated from the Parent, in the Predecessor financial statements, is accounted for in accordance with ASC 350-40, Internal-Use Software. The weighted average useful life for each category of intangible assets is as follows: capitalized software—5 years and customer lists—10 years. Amortization of customer relationships is done over a 15 year period using an accelerated method that reflects the expected future cash flows from the acquired customer-related intangible asset. Trademarks identified as having definite lives are amortized on a straight-line basis over the estimated useful life of 15 years.

Fair Value Measurements

Fair Value Measurements

U.S. GAAP provides a framework for measuring fair value, establishes a fair value hierarchy of the valuation techniques used to measure the fair value and requires certain disclosures relating to fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in a market with sufficient activity.

The three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value is as follows:

•	Level 1—Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities that a Company has the ability to access;

•	Level 2—Inputs, other than the quoted market prices included in Level 1, which are observable for the asset or liability, either directly or indirectly; and

•	Level 3—Unobservable inputs for the asset or liability which is typically based on an entity’s own assumptions when there is little, if any, related market data available.

The Company evaluates assets and liabilities subject to fair value measurements on a recurring and non-recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made by the Company. The fair values of receivables, accounts payable, accrued costs and other current liabilities approximate the carrying values as a result of the short-term nature of these instruments.

The Company estimates the fair value of its debt by discounting the future cash flows of each instrument using estimated market rates of debt instruments with similar maturities and credit profiles. These inputs are classified as Level 3 within the fair value hierarchy. As of December 31, 2013, the carrying value reported in the consolidated balance sheet for the Company’s notes payable approximated its fair value.

No derivative contracts were outstanding as of December 31, 2013 or 2012.

The only assets or liabilities we had at December 31, 2013 that was recorded at fair value on a recurring basis is our financial interest in Seven Hills. We determine the fair value of this financial asset using the discounted cash flow method using assumptions derived from significant unobservable inputs and accordingly this valuation falls into Level 3 in the fair value hierarchy. The fair value of this asset at December 31, 2013 is $13.0 million. The significant unobservable input used in the fair value measurement of our financial interest is a discount rate which was estimated to be 16%. There was no change in the fair value of the financial interest in Seven Hills from the date of Acquisition to year-end.

Assets and liabilities that are measured at fair value on a non-recurring basis include intangible assets and goodwill. These items are recognized at fair value when they are considered to be impaired.

There were no fair value adjustments for assets and liabilities measured on a non-recurring basis. The Company discloses fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value.

Environmental Remediation Liabilities

Environmental Remediation Liabilities

When the Company determines that it is probable that a liability for environmental matters has been incurred, an undiscounted estimate of the required remediation costs is recorded as a liability in the combined financial statements, without offset of potential insurance recoveries. Costs that extend the life, increase the capacity or improve the safety or efficiency of company-owned assets or are incurred to mitigate or prevent future environmental contamination are capitalized. Other environmental costs are expensed when incurred.

Income Taxes

Income Taxes

For the predecessor financial statements, the provision for income taxes is calculated as if the Company completed a separate tax return apart from its Parent, although the Company was included in the Parent’s U.S. federal and state income tax returns and non-U.S. (Canada) jurisdiction tax returns. As of the date of Acquisition, the successor financial statements reflect a new tax basis of accounting and the Company is a tax filer independent of Lafarge. Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax basis of assets and liabilities and their reported amounts, using currently enacted tax rates.

In the predecessor financial statements, net operating loss carry-forwards generated by the Company and not historically utilized by the Parent are reflected in the Company’s deferred tax assets notwithstanding the fact that such losses were retained by the Parent. Net operating losses that have already been utilized by the Parent are treated as equity transactions between the Company and the Parent. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

In the successor financial statements, no net operating losses were carried over from the predecessor as part of the acquisition. The successor did not make any income tax payments for the period July 26, 2013 to December 31, 2013.

Collective Bargaining Agreement

Collective Bargaining Agreement

Approximately 15% of our employees are unionized and the current collective bargaining agreement with our unionized employees at our Buchanan plant is set to expire on November 30, 2014.

Revenue Recognition

Revenue Recognition

Revenue from the sale of gypsum products is recorded when title and ownership are transferred upon shipment of the products. Amounts billed to a customer in a sales transaction related to shipping and handling are included in “Net sales,” and costs incurred for shipping and handling are classified as “Cost of goods sold” in the Combined Statements of Operations. The revenues reported in these financial statements relate to specifically identifiable historical activities of the plants, warehouses, and other assets that comprise the Company. We record estimated reductions to revenue for customer programs and incentive offerings, including promotions and other volume-based incentives, in the period in which the sale occurs.

Derivative Instruments

Derivative Instruments

We use derivative instruments to manage selected commodity price exposures. We do not use derivative instruments for speculative trading purposes, and we typically do not hedge beyond two years. We elected not to designate certain derivative instruments for hedge accounting under ASC 815-20, Derivatives—Hedging. All derivative instruments must be recorded on the Balance Sheet at fair value with changes in the fair value of the derivative reported in “Cost of goods sold” in the current period in the Statements of Operations. Gains related to changes in the fair value of derivatives were $0.7 million and $1.1 million for the years ended December 31, 2012 and 2011, respectively. There were no derivative contracts outstanding in 2013.

To the extent possible, we elect to apply the normal purchases or sales exception in accordance with ASC 815. Normal purchases or sales contracts are contracts that provide for the purchase or sale of something other than a financial instrument or derivative instrument that will be delivered in quantities expected to be used or sold by us over a reasonable period in the normal course of business. This election applies to the Company’s purchase commitments for natural gas commodities used in our production process that would otherwise be considered derivative instruments. Accordingly, the natural gas purchase contracts are not subject to ASC 815 nor recognized on the balance sheet at their fair value.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-09, which provides accounting guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers. ASU 2014-09 will be effective for the Company in the first quarter of 2017 and requires retroactive application on either a full or modified basis. Early application is not permitted. The Company is currently evaluating ASU 2014-09 to determine its impact on its consolidated financial statements and disclosures.

Recent Accounting Pronouncements

In May 2011, the FASB issued guidance in ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS which updates the definition of fair value and measurement criteria to bring them into agreement with IFRS’s (which are also changed to agree with U.S. GAAP). The guidance is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. This guidance did not have a significant impact on our financial statements other than providing the required disclosures.

In September 2011, the FASB issued guidance on ASU 2011-08, Testing Goodwill for Impairment which is intended to simplify goodwill impairment testing by adding an option to qualitatively assess goodwill for impairment. The guidance is effective for interim and annual periods beginning after December 15, 2011. Early adoption is permitted. We adopted this guidance for our testing of goodwill for impairment effective October 1, 2011.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. This ASU was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, which for us is the year ending December 31, 2013. The adoption of this update did not have a material impact on our financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU amends existing guidance by requiring companies to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income in the same reporting period. For amounts which are not to be reclassified in their entirety to net income in the same reporting period, companies will be required to cross reference other disclosures that provide information about those amounts. The provisions of ASU 2013-02 are effective for annual periods beginning after December 15, 2012, which for us is the year ending December 31, 2013. The adoption of this update did not have a material impact on our financial statements.

Successor [Member]
Basis of Presentation

Basis of Presentation—Successor

The accompanying consolidated financial statements for CBP have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions have been eliminated.

The Company’s financial statements reflect the Acquisition which was accounted for as a business combination. The following table summarizes the finalized fair values of the assets acquired and liabilities assumed at the Acquisition date.

(in thousands)
Total current assets	$70,371
Property, plant and equipment	392,809
Financial interest in Seven Hills JV	13,000
Trademarks	15,000
Customer Relationships	118,000
Goodwill	119,945
Total current liabilities	(25,984)

Total purchase price	$703,141

The fair value of accounts receivable acquired was $31.9 million (included in total current assets above), with the gross contractual amount being $33.3 million. The Company expects $1.4 million to be uncollectible. The total purchase price remained the same as the one previously provided for the year-ended December 31, 2013.

There were no loss contingencies identified as part of the Acquisition.

The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of the Company. These come from the synergies that are obtained in operating the plants as part of a network, versus individually, and from an experienced employee base skilled at managing a process-driven manufacturing environment. The goodwill recognized is deductible for income tax purposes.

Basis of Presentation—Successor

The accompanying consolidated financial statements for CBP have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions have been eliminated.

The Company’s financial statements reflect the Acquisition of the Predecessor that occurred on August 30, 2013, which was accounted for as a business combination. In connection with the Acquisition, $3.3 million in acquisition related costs were incurred, which are reported as selling and administrative costs in the accompanying statement of operations of the Successor for the period from July 26, 2013 to December 31, 2013.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date.

(in thousands)
Total current assets	$70,371
Property, plant and equipment	392,809
Financial interest in Seven Hills JV	13,000
Trademarks	15,000
Customer Relationships	118,000
Goodwill	119,945
Total current liabilities	(25,984)

Total purchase price	$703,141

The fair value of accounts receivables acquired is $31.9 million (included in total current assets above), with the gross contractual amount being $33.3 million. The Company expects $1.4 million to be uncollectible. The total purchase price has been revised from the previously provided September 30, 2013 interim financial statements to reflect an additional $3.1 million of consideration for working capital as required by the purchase agreement. The Company is in the process of finalizing third-party valuations of certain assets with the assistance of a third-party valuation firm; thus, the measurements of property, plant and equipment, financial interest in Seven Hills, intangibles, and goodwill are subject to change.

There were no loss contingencies identified as part of this business combination.

The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of the Company. These come from the synergies that are obtained in operating the plants as part of a network, versus individually, and from an experienced employee base skilled at managing a process driven manufacturing environment. We expect the goodwill will be deductible for income tax purposes.

The following represents the unaudited pro forma income statement as if the Acquisition had occurred on January 1, 2012 (in thousands)

	Year ended December 31, 2013	Year ended December 31, 2012
Revenues	$402,314	$311,410
Net income (loss)	$4,895	$(68,651)

These amounts have been calculated by adjusting the results to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment and intangible assets had been applied on January 1, 2012, and to reflect the interest expense on the debt used to finance the acquisition (see Note 13) net of proceeds received from the initial public offering.

Defined Contribution Pension Plans

Defined Contribution Pension Plans—Successor

Subsequent to the acquisition by Lone Star, the Company’s employees can participate in a 401K defined contribution pension plan. The Company contributes funds into this plan depending on each employee’s years of service and subject to certain limits. For the period from July 26, 2013 to December 31, 2013, the Company recorded an expense of $0.5 million for these contributions.

Predecessor [Member]
Basis of Presentation

Basis of Presentation—Predecessor

The accompanying combined financial statements for the Predecessor have been prepared in accordance with U.S. GAAP.

The Predecessor financial statements have been derived from the consolidated financial statements and accounting records of Lafarge N.A. using the historical results of operations and historical cost basis of the assets and liabilities of Lafarge N.A. that comprise the business acquired. These Predecessor financial statements have been prepared to demonstrate the historical results of operations, financial position, and cash flows for the indicated periods under Lafarge N.A.’s management that were acquired by CBP. All intercompany balances and transactions have been eliminated. Transactions and balances between the Predecessor and Lafarge N.A. and its subsidiaries are reflected as related party transactions within these financial statements.

The accompanying Predecessor combined financial statements include the assets, liabilities, revenues and expenses that are specifically identifiable to the acquired business and reflect all costs of doing business related to their operations, including expenses incurred by other entities on the Predecessor’s behalf. In addition, certain costs related to the Predecessor have been allocated from Lafarge N.A. Those allocations are derived from multiple levels of the organization including shared corporate expenses from Lafarge N.A. and fees from Lafarge N.A.’s parent company related to certain service and support functions. The costs associated with these services and support functions (indirect costs) have been allocated to the Predecessor using the most meaningful respective allocation methodologies which were primarily based on proportionate revenue, proportionate headcount, or proportionate direct labor costs compared to Lafarge N.A. and/or its subsidiaries. These allocated costs are primarily related to corporate administrative expenses, employee-related costs including pensions and other benefits for corporate and shared employees, and rental and usage fees for shared assets for the following functional groups: information technology, legal services, accounting and finance services, human resources, marketing and contract support, customer support, treasury, facility and other corporate and infrastructural services. Income taxes have been accounted for in the Predecessor financial statements on a separate return basis as described in Note 8, Income Taxes.

The Predecessor utilized Lafarge N.A.’s centralized processes and systems for cash management, payroll, and purchasing. As a result, all cash received by the Predecessor was deposited in and commingled with Lafarge N.A.’s general corporate funds and was not specifically allocated to the Predecessor. The net results of these cash transactions between the Predecessor and Lafarge N.A. are reflected within “Net capital contributions to Lafarge N.A.” in the accompanying Combined Statements of Cash Flows.

Management believes the assumptions and allocations underlying the Predecessor combined financial statements are reasonable and appropriate under the circumstances. The expenses and cost allocations have been determined on a basis considered by Lafarge N.A. to be a reasonable reflection of the utilization of services provided to or the benefit received by the Predecessor during the periods presented relative to the total costs incurred by Lafarge N.A. However, the amounts recorded for these transactions and allocations are not necessarily representative of the amount that would have been reflected in the financial statements had the Predecessor been an entity that operated independently of Lafarge N.A. Consequently, future results of operations after the Predecessor’s separation from Lafarge N.A. have included and will include costs and expenses incurred by the Company that may be materially different than the Predecessor’s historical results of operations. Accordingly, the financial statements for these periods under the Predecessor are not indicative of the Company’s future results of operations, financial position and cash flows.

Basis of Presentation—Predecessor

The accompanying combined financial statements for the Predecessor have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP).

The Predecessor financial statements have been derived from the consolidated financial statements and accounting records of Lafarge North America Inc. (“Lafarge N.A.”) using the historical results of operations and historical cost basis of the assets and liabilities of Lafarge N.A. that comprise the business acquired. These Predecessor financial statements have been prepared to demonstrate the historical results of operations, financial position, and cash flows for the indicated periods under Lafarge N.A.’s management that were acquired by CBP. All intercompany balances and transactions have been eliminated. Transactions and balances between the Predecessor and Lafarge N.A. and its subsidiaries are reflected as related party transactions within these financial statements.

The accompanying Predecessor combined financial statements include the assets, liabilities, revenues and expenses that are specifically identifiable to the acquired business and reflect all costs of doing business related to their operations, including expenses incurred by other entities on the Predecessor’s behalf. In addition, certain costs related to the Predecessor have been allocated from Lafarge N.A. Those allocations are derived from multiple levels of the organization including shared corporate expenses from Lafarge N.A. and fees from Lafarge N.A.’s parent company related to certain service and support functions. The costs associated with these services and support functions (indirect costs) have been allocated to the Predecessor using the most meaningful respective allocation methodologies which were primarily based on proportionate revenue, proportionate headcount, or proportionate direct labor costs compared to Lafarge N.A. and/or its subsidiaries. These allocated costs are primarily related to corporate administrative expenses, employee-related costs including pensions and other benefits for corporate and shared employees, and rental and usage fees for shared assets for the following functional groups: information technology, legal services, accounting and finance services, human resources, marketing and contract support, customer support, treasury, facility and other corporate and infrastructural services. Income taxes have been accounted for in the Predecessor financial statements on a separate return basis as described in Note 9.

The Predecessor utilized Lafarge N.A.’s centralized processes and systems for cash management, payroll, and purchasing. As a result, all cash received by the Predecessor was deposited in and commingled with Lafarge N.A.’s general corporate funds and was not specifically allocated to the Predecessor. The net results of these cash transactions between the Predecessor and Lafarge N.A. are reflected within “Net parent investment” in the accompanying Combined Balance Sheet. In addition, the net parent investment represents Lafarge N.A.’s interest in the recorded net assets of the Predecessor and represents the cumulative net investment by Lafarge N.A. in the Predecessor through the dates presented, inclusive of cumulative operating results.

Management believes the assumptions and allocations underlying the Predecessor combined financial statements are reasonable and appropriate under the circumstances. The expenses and cost allocations have been determined on a basis considered by Lafarge N.A. to be a reasonable reflection of the utilization of services provided to or the benefit received by the Predecessor during the periods presented relative to the total costs incurred by Lafarge N.A. However, the amounts recorded for these transactions and allocations are not necessarily representative of the amount that would have been reflected in the financial statements had the Predecessor been an entity that operated independently of Lafarge N.A. Consequently, future results of operations after the Predecessor’s separation from Lafarge N.A. will include costs and expenses incurred by the Company that may be materially different than the Predecessor’s historical results of operations. Accordingly, the financial statements for these periods under the Predecessor are not indicative of the Company’s future results of operations, financial position and cash flows.

Defined Benefit Pension Plans and Other Post-Retirement Benefits

Defined Benefit Pension Plans and Other Post-Retirement Benefits—Predecessor

Prior to the acquisition by Lone Star, the Company’s salaried employees and union hourly employees participated in defined benefit pension plans sponsored by the Parent. These plans include other Parent employees that are not employees of the Company. The Parent also provides certain retiree health and life insurance benefits to eligible employees who have retired from the Company. Salaried participants generally become eligible for retiree health care benefits when they retire from active service at age 55 or later. Benefits, eligibility and cost-sharing provisions for hourly employees vary by location and/or bargaining unit. Generally, the health care plans pay a stated percentage of most medical and dental expenses reduced for any deductible, co-payment and payments made by government programs and other group coverage. The Company recorded approximately $11.9 million and $8.0 million for the years ended December 31, 2012 and 2011, respectively, in pension and other post-retirement benefits expense related its employees, which has been reflected within “Costs of goods sold” and “Selling and administrative” in the accompanying Combined Statements of Operations. The related pension and post-retirement benefit liability has not been allocated to the Company and has not been presented in the accompanying Combined Balance Sheets since the obligation remained a liability of Lafarge N.A after the acquisition of the Company by Lone Star.

Interim Period [Member]
Basis of Presentation

Basis of Presentation for Interim Periods

Certain information and footnote disclosures normally included for the annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted for the interim periods presented. Management believes that the unaudited interim financial statements include all adjustments (which are normal and recurring in nature) necessary to present fairly the financial position of CBP and the Predecessor and results of operations and cash flows for the periods presented.

The results of operations for the periods presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2014. Seasonal changes and other conditions can affect the sales volumes of the Company’s products. Therefore, the financial results for any interim period do not necessarily indicate the expected results for the year.

The financial statements should be read in conjunction with CBP’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2013 included in CBP’s Annual Report on Form 10-K for the fiscal year then-ended. The Company has continued to follow the accounting policies set forth in those financial statements.